Summary of Significant Accounting Policies and Practices (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Principles of Consolidation
(a) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its two subsidiaries, including, Fuwei Films (BVI) Co., Ltd., and Fuwei Films (Shandong) Co., Ltd.. All significant intercompany balances and transactions have been eliminated in consolidation.

Foreign Currency Transactions
(b) Foreign Currency Transactions

The Group’s reporting currency is the Chinese Yuan (“Renminbi” or “RMB”).

The Company and Fuwei (BVI) operate in Hong Kong as investment holding companies and their financial records are maintained in Hong Kong dollars, being the functional currency of these two entities. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and income, expenses, and cash flow items are translated using the average rate for the period. The translation adjustments are recorded in accumulated other comprehensive income in the statements of equity.

Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. The resulting exchange differences are recorded in the statements of operations.

Commencing from July 21, 2005, the PRC government moved the RMB into a managed floating exchange rate regime based on market supply and demand with reference to a basket of currencies.

For the convenience of the readers, the RMB amounts for the year of 2018 included in the accompanying consolidated financial statements in our annual report has been translated into U.S. dollars at the rate of US$1.00 = RMB 6.8755, being the noon buy rate for U.S. dollars in effect on December 31, 2018 in the City of New York for cable transfer in RMB per U.S. dollar as certified for custom purposes by the Federal Reserve Bank. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollar at that rate or at any other certain rate on December 31, 2018, or at any other date.

RMB is not fully convertible into foreign currencies. All foreign exchange transactions involving RMB must take place either through the PBOC or other institutions authorized to buy and sell foreign currency. The exchange rate adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC which are determined largely by supply and demand.

Cash and Cash Equivalents and Restricted Cash
(c) Cash and Cash Equivalents and Restricted Cash

For statements of cash flow purposes, the Company considers all cash on hand and in banks, including certificates of deposit and other highly-liquid investments with maturities of three months or less, when purchased, to be cash and cash equivalents.

As of December 31, 2018 and 2017, there were cash and cash equivalents of RMB8,908 (US$1,296) and RMB12,963, respectively.

As of December 31, 2018 and 2017, there were restricted cash of RMB38,000 (US$5,527) and RMB56,501, respectively, as deposit in bank for letters of credit and banker’s acceptance bill.

Trade Accounts Receivable
(d) Trade Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount after deduction of trade discounts, value added taxes and allowances, if any, and do not bear interest. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on historical write-off experience, customer specific facts and economic conditions.

The Group reviews its allowance for doubtful accounts monthly. Past due balances over 90 days and over a specified amount are reviewed individually for collectability. All other balances are reviewed on a pooled basis by aging of such balances. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The allowance for doubtful accounts as of December 31, 2018 and 2017 was RMB1,847 (US269) and RMB2,467, respectively.

Inventories
(e) Inventories

Inventories are stated at the lower of cost or market value as of balance sheet date. Inventory valuation and cost-flow is determined using Moving Weighted Average Method basis. The Group estimates excess and slow moving inventory based upon assumptions of future demands and market conditions. If actual market conditions are less favorable than projected by management, additional inventory write-downs may be required. Cost of work in progress and finished goods comprises direct material, direct production cost and an allocated portion of production overheads based on normal operating capacity.

Property, Plant and Equipment
(f) Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and allowance for fixed assets impairment.

Depreciation on property, plant and equipment is calculated on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets as follows:

Years
Buildings and improvements	25 – 30
Plant and equipment	10 – 15
Computer equipment	5
Furniture and fixtures	5
Motor vehicles	5

Depreciation related to abnormal amounts from idle capacity is charged to administrative expenses for the period incurred. Total depreciations for the years ended December 31, 2018, 2017 and 2016 were RMB44,509 (US$6,474), RMB42,877 and RMB43,193 respectively, of which 42.7%, 39.6% and 37.9% was recorded in cost of goods sold and 57.3%, 60.4% and 62.1% was recorded in administrative and selling expenses, respectively.

Construction in progress represented capital expenditure in respect of the BOPET productions line. No depreciation is provided in respect of construction in progress.

Leased Assets
(g) Leased Assets

An arrangement, comprising a transaction or a series of transactions, is or contains a lease if the Group determines that the arrangement conveys a right to use a specific asset or assets for an agreed period of time in return for a payment or a series of payments. Such a determination is made based on an evaluation of the substance of the arrangement and is regardless of whether the arrangement takes the legal form of a lease.

Classification of assets leased to the Group. Assets that are held by the Group under leases which transfer to the Group substantially all the risks and rewards of ownership are classified as being held under capital leases. Leases which do not transfer substantially all the risks and rewards of ownership to the Group are classified as operating leases.

Assets acquired under capital leases. Where the Group acquires the use of assets under capital leases, the amounts representing the fair value of the leased asset, or, if lower, the present value of the minimum lease payments, of such assets are included in property, plant and equipment and the corresponding liabilities, net of finance charges, are recorded as obligations under capital leases. Depreciation is provided at rates which write off the cost or valuation of the assets over the term of the relevant lease or, where it is likely the Group will obtain ownership of the asset, the life of the asset. Finance charges implicit in the lease payments are charged to the consolidated income statement over the period of the leases so as to produce an approximately constant periodic rate of charge on the remaining balance of the obligations for each accounting period. Contingent rentals are charged to the consolidated income statement in the accounting period in which they are incurred.

Operating lease charges. Where the Group has the use of assets held under operating leases, payments made under the leases are charged to the consolidated income statement in equal installments over the accounting periods covered by the lease term, except where an alternative basis is more representative of the pattern of benefits to be derived from the leased asset. Lease incentives received are recognized in the consolidated income statement as an integral part of the aggregate net lease payments made. Contingent rentals are charged to the consolidated income statement in the accounting period in which they are incurred.

Sale and leaseback transactions. Gains or losses on equipment sale and leaseback transactions which result in capital leases are deferred and amortized over the terms of the related leases. Gains or losses on equipment sale and leaseback transactions which result in operating leases are recognized immediately if the transactions are established at fair value. Any loss on the sale perceived to be a real economic loss is recognized immediately. However, if a loss is compensated for by future rentals at a below-market price, then the artificial loss is deferred and amortized over the period that the equipment is expected to be used. If the sale price is above fair value, then any gain is deferred and amortized over the useful life of the assets.

Lease Prepayments
(h) Lease Prepayments

Lease prepayments represent the costs of land use rights in the PRC. Land use rights are carried at cost and charged to expense on a straight-line basis over the respective periods of rights of 30 years. The current portion of lease prepayments has been included in prepayments and other receivables in the balance sheet.

Goodwill
(i) Goodwill

Goodwill represents the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. Goodwill is not amortized but is tested for impairment annually, or when circumstances indicate a possible impairment may exist. Impairment testing is performed at a reporting unit level. An impairment loss generally would be recognized when the carrying amount of the reporting unit exceeds the fair value of the reporting unit, with the fair value of the reporting unit determined using a discounted cash flow (DCF) analysis. A number of significant assumptions and estimates are involved in the application of the DCF analysis to forecast operating cash flows, including the discount rate, the internal rate of return, and projections of realizations and costs to produce. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated. Goodwill was determined to be fully impaired during the year ended December 31, 2012.

Impairment of Long-lived Assets
(j) Impairment of Long-lived Assets

The Company recognizes an impairment loss when circumstances indicate that the carrying value of long-lived assets with finite lives may not be recoverable. Management’s policy in determining whether an impairment indicator exists, a triggering event, comprises measurable operating performance criteria at an asset group level as well as qualitative measures. If an analysis is necessitated by the occurrence of a triggering event, the Company uses assumptions, which are predominately identified from the Company’s strategic long-range plans, in determining the impairment amount. In the calculation of the fair value of long-lived assets, the Company compares the carrying amount of the asset group with the estimated future cash flows expected to result from the use of the assets. If the carrying amount of the asset group exceeds the estimated expected undiscounted future cash flows, the Company measures the amount of the impairment by comparing the carrying amount of the asset group with their estimated fair value. We estimate the fair value of assets based on market prices (i.e., the amount for which the asset could be bought by or sold to a third party), when available. When market prices are not available, we estimate the fair value of the asset group using discounted expected future cash flows at the Company’s weighted-average cost of capital. Management believes its policy is reasonable and is consistently applied. Future expected cash flows are based upon estimates that, if not achieved, may result in significantly different results. Considering the indivisibility of land and plant and the commonality of equipments, staff and technology, we take fixed assets and intangible assests as the group of assets. The accumulated loss on impairment of assets as of December 31,2018 was RMB7,219 (US$1,114), respectively.

Revenue Recognition
(k) Revenue Recognition

Revenue is recognized when obligations under the terms of a contract with the Company’s customers are satisfied. Satisfaction of contract terms occur when products are delivered, and the customer takes ownership and assumes risk of loss. The amount of consideration the Company expects to receive consists of the sales price adjusted for any incentives if applicable.
Sales of plastic flexible packaging materials are reported, net of value added taxes (“VAT”), sales returns, trade discounts. The standard terms and conditions under which the Group generally delivers allow a customer the right to return product for refund only if the product does not conform to product specifications; the non-conforming product is initially identified by customer, and the customer notifies the Group about the situation. After receiving the Group’s permission, the non-conforming product may be returned for replacement or refund.
In applying judgment, the Company considered customer expectations of performance, materiality and the core principles of ASC Topic 606. The Company’s performance obligations are generally transferred to the customer at a point in time. The Company’s contracts with customers generally do not include any variable consideration.

In the PRC, VAT of 16% on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Group; instead, the amount is recorded as a liability on the consolidated balance sheet until such VAT is paid to the authorities.

Research and Development Costs
(l) Research and Development Costs

Research and development expenditures are expensed as incurred. Research and development costs amounted to RMB14,553 (US$2,117), RMB9,464 and RMB3,577 for the year ended December 31, 2018, 2017 and 2016 and such costs were recorded in administrative expenses.

Income Taxes
(m) Income Taxes

Income taxes are accounted for under the asset and liability method. Under guidance contained in FASB ASC 740-10, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. We follow the recognition and disclosure provisions under guidance contained in FASB ASC 740-10-25. Under this guidance, tax positions are evaluated for recognition using a more-likely-than-not threshold, and those tax positions requiring recognition are measured as the largest amount of tax benefit that is greater than fifty percent likely of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. We only recognized deferred tax assets for the loss 2018 after considering the possibility of realizing the benefits under the conservatism principle.

Loss per Share
(n) Loss per Share

Basic earnings (loss) per share is computed by dividing net earnings (loss) by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per share is calculated by dividing net earnings (loss) by the weighted average number of ordinary and dilutive potential ordinary shares outstanding during the year. Diluted potential ordinary shares consist of shares issuable pursuant to stock option plan.

On December 5, 2016, we held an extraordinary general meeting of shareholders pursuant to which a 1-for-4 reverse stock split of our authorized ordinary shares, accompanied by a corresponding decrease in our issued and outstanding ordinary shares and an increase of the par value of each ordinary share from $0.129752 to US$0.519008 (the “Reverse Stock Split”), was approved by our shareholders of record. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the 1-for-4 reverse stock split.

Use of Estimates
(o) Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews its estimates and assumptions including those related to the recoverability of the carrying amount and the estimated useful lives of long-lived assets, valuation allowances for accounts receivable and realizable values for inventories. Changes in facts and circumstances may result in revised estimates.

Noncontrolling interest
(p) Non-controlling interest

Non-controlling interest represents the portion of equity that is not attributable to the Company. The net income (loss) attributable to noncontrolling interests are separately presented in the accompanying statements of income and other comprehensive income. Losses attributable to noncontrolling interests in a subsidiary may exceed the interest in the subsidiary’s equity. The related noncontrolling interest continues to be attributed its share of losses even if that attribution results in a deficit of the noncontrolling interest balance.

Segment Reporting
(q) Segment Reporting

The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. Management, including the chief operating decision maker, reviews operating results solely by monthly revenue of BOPET film (but not by sub-product type or geographic area) and operating results of Shandong Fuwei, the operating subsidiary in the PRC. As such, the Group has determined that the Group has a single operating segment.

Contingencies
(r) Contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, including among others, product liability. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including past history and the specifics of each matter.

Reclassification
(s) Reclassification

Certain reclassifications have been made to the fiscal year 2018 and 2017 consolidated financial statements to conform to the fiscal 2018 consolidated financial statement presentation. These reclassifications had no effect on net loss or cash flows as previously reported.

Going Concern Matters
(t) Going Concern Matters

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles which contemplate continuation of the company as a going concern. However, as of December 31, 2018, the Company had a working capital deficiency of RMB153,156 (US$22,276) and accumulated deficit of RMB22,172 (US$3,224) from net losses incurred during the year of 2018. Confronted with the fierce competition in the BOPET industry in China, the Company may still witness losses over the next twelve months. The ability of the Company to operate as a going concern depends upon its ability to obtain outside sources of working capital and/or generate positive cash flow from operations. The Company may not have sufficient working capital to meet its planned operating activities over the next twelve months. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plans regarding these matters are described as per follows: The Company accordingly has developed an outside financing plan to meet the need of working capital for our operation or debts. At the same time, the Company will continue implementing cost reductions on both manufacturing costs and operating expenses to improve profit margins. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

Recently Issued Accounting Standards
(l) Research and Development Costs

Research and development expenditures are expensed as incurred. Research and development costs amounted to RMB14,553 (US$2,117), RMB9,464 and RMB3,577 for the year ended December 31, 2018, 2017 and 2016 and such costs were recorded in administrative expenses.

(m) Income Taxes

Income taxes are accounted for under the asset and liability method. Under guidance contained in FASB ASC 740-10, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. We follow the recognition and disclosure provisions under guidance contained in FASB ASC 740-10-25. Under this guidance, tax positions are evaluated for recognition using a more-likely-than-not threshold, and those tax positions requiring recognition are measured as the largest amount of tax benefit that is greater than fifty percent likely of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. We only recognized deferred tax assets for the loss 2018 after considering the possibility of realizing the benefits under the conservatism principle.

(n) Loss per Share

Basic earnings (loss) per share is computed by dividing net earnings (loss) by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per share is calculated by dividing net earnings (loss) by the weighted average number of ordinary and dilutive potential ordinary shares outstanding during the year. Diluted potential ordinary shares consist of shares issuable pursuant to stock option plan.

On December 5, 2016, we held an extraordinary general meeting of shareholders pursuant to which a 1-for-4 reverse stock split of our authorized ordinary shares, accompanied by a corresponding decrease in our issued and outstanding ordinary shares and an increase of the par value of each ordinary share from $0.129752 to US$0.519008 (the “Reverse Stock Split”), was approved by our shareholders of record. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the 1-for-4 reverse stock split.

(o) Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews its estimates and assumptions including those related to the recoverability of the carrying amount and the estimated useful lives of long-lived assets, valuation allowances for accounts receivable and realizable values for inventories. Changes in facts and circumstances may result in revised estimates.

(p) Non-controlling interest

Non-controlling interest represents the portion of equity that is not attributable to the Company. The net income (loss) attributable to noncontrolling interests are separately presented in the accompanying statements of income and other comprehensive income. Losses attributable to noncontrolling interests in a subsidiary may exceed the interest in the subsidiary’s equity. The related noncontrolling interest continues to be attributed its share of losses even if that attribution results in a deficit of the noncontrolling interest balance.

(q) Segment Reporting

The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. Management, including the chief operating decision maker, reviews operating results solely by monthly revenue of BOPET film (but not by sub-product type or geographic area) and operating results of Shandong Fuwei, the operating subsidiary in the PRC. As such, the Group has determined that the Group has a single operating segment.

(r) Contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, including among others, product liability. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including past history and the specifics of each matter.

(s) Reclassification

Certain reclassifications have been made to the fiscal year 2018 and 2017 consolidated financial statements to conform to the fiscal 2018 consolidated financial statement presentation. These reclassifications had no effect on net loss or cash flows as previously reported.

(t) Going Concern Matters

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles which contemplate continuation of the company as a going concern. However, as of December 31, 2018, the Company had a working capital deficiency of RMB153,156 (US$22,276) and accumulated deficit of RMB22,172 (US$3,224) from net losses incurred during the year of 2018. Confronted with the fierce competition in the BOPET industry in China, the Company may still witness losses over the next twelve months. The ability of the Company to operate as a going concern depends upon its ability to obtain outside sources of working capital and/or generate positive cash flow from operations. The Company may not have sufficient working capital to meet its planned operating activities over the next twelve months. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plans regarding these matters are described as per follows: The Company accordingly has developed an outside financing plan to meet the need of working capital for our operation or debts. At the same time, the Company will continue implementing cost reductions on both manufacturing costs and operating expenses to improve profit margins. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

(u) Recently Issued Accounting Standards

Financial Instrument
In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”). The standard addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. ASU 2016-01 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017, and early adoption is not permitted. Accordingly, the standard is effective for us on September 1, 2018. We are currently evaluating the impact that the standard will have on our consolidated financial statements.

Leases
In February 2016, the FASB issued ASU 2016-02,"Leases" to provide a new comprehensive model for lease accounting. Under this guidance, lessees and lessors should apply a "right-of-use" model in accounting for all leases (including subleases) and eliminate the concept of operating leases and off-balance sheet leases. This guidance is effective for annual periods and interim periods within those annual periods beginning after December 15, 2018. Early adoption is permitted. We are evaluating the impact on our consolidated financial statements.

Financial Instruments - Credit Losses
In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): The amendments in this Update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be more decision useful to users of the financial statements. ASU 2016-13 is effective for the Company for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is allowed as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. We are still evaluating the effect that this guidance will have on our consolidated financial statements and related disclosures.

Statement of Cash Flows
In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): “Restricted Cash” (“ASU 2016-18”). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. This update is effective in fiscal years, including interim periods, beginning after December 15, 2017 and early adoption is permitted. The adoption of this guidance will result in the inclusion of the restricted cash balances within the overall cash balance and removal of the changes in restricted cash activity, as a result, the Company no longer presents transfers between cash and cash equivalents and restricted cash in the statement of cash flows. Furthermore, an additional reconciliation will be required to reconcile Cash, cash equivalents, and restricted cash reported within the Consolidated Balance Sheets to sum to the total shown in the Consolidated Statement of Cash Flows. The Company has already disclosed the restricted cash separately on its Consolidated Statements of Financial Position. Beginning the first quarter of 2018, the Company has adopted and included the restricted cash balances on the Consolidated Statement of Cash Flows and reconciliation of Cash, cash equivalent, and restricted cash within its Consolidated Statements of Financial Positions that sum to the total of the same such amounts shown in Consolidated Statement of Cash Flows. This guidance has been applied retrospectively to the Consolidated Statement of Cash Flows for the year ended December 31, 2016 and 2017 which required the Company to recast each prior reporting period presented. As a result, the Company no longer discloses transfers between cash and restricted cash in the consolidated cash flow statements.

Other pronouncements issued by the FASB or other authoritative accounting standards group with future effective dates are either not applicable or not significant to the consolidated financial statements of the Company.